----------------------------------------------------------------

   DIRECTORS                OFFICERS
   Barton M. Biggs          James W. Grisham
   CHAIRMAN OF THE BOARD    VICE PRESIDENT
     Chairman and Director, Michael F. Klein
     Morgan Stanley Asset   VICE PRESIDENT
     Management Inc. and    Harold J. Schaaff, Jr.
     Morgan Stanley Asset   VICE PRESIDENT
     Management Limited;    Joseph P. Stadler
     Managing Director,     VICE PRESIDENT
     Morgan Stanley & Co.   Valerie Y. Lewis
     Incorporated; Director, SECRETARY
     Morgan Stanley Group   Karl O. Hartmann
     Inc.                   ASSISTANT SECRETARY
   Warren J. Olsen          James R. Rooney
   DIRECTOR AND PRESIDENT   TREASURER
     Principal, Morgan      Joanna M. Haigney
     Stanley Asset          ASSISTANT TREASURER
     Management Inc. and
     Morgan Stanley & Co.
     Incorporated
   John D. Barrett II
   Chairman and Director,
   Barrett Associates, Inc.
   Gerard E. Jones
   Partner, Richards &
   O'Neil LLP
   Andrew McNally IV
   Chairman and Chief
   Executive Officer, Rand
   McNally
   Samuel T. Reeves
   Chairman of the Board and
   CEO, Pinacle L.L.C.
   Fergus Reid
   Chairman and Chief
   Executive Officer,
   LumeLite Corporation
   Frederick O. Robertshaw
   Of Counsel, Bryan, Cave
   LLP

----------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
----------------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, NY 10020
--------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
770 Broadway
New York, New York 10003

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
----------------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
----------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

----------------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                      ACTIVE COUNTRY ALLOCATION PORTFOLIO
                              FIRST QUARTER REPORT
                                 MARCH 31, 1997

LETTER TO SHAREHOLDERS
-------

The Active Country Allocation Portfolio invests in international equity markets, with emphasis placed upon countries, rather than stock selection. This approach reflects our belief that a diversified selection of securities representing exposure to countries that we find attractive provides an effective way to maximize the return and minimize the risk associated with global investing.

For the three months ended March 31, 1997, the Portfolio had a total return of 0.26% for the Class A shares and 0.18% for the Class B shares, as compared to a total return of -1.57% for the Morgan Stanley Capital International (MSCI) EAFE Index. The average annual total return for the one year and five-year periods ended March 31, 1997 and for the period from inception on January 17, 1992 through March 31, 1997 was 5.12%, 9.86%, and 8.33%, respectively, for the Class A shares as compared to 1.46%, 10.57% and 8.44%, respectively, for the Index.

PERFORMANCE  COMPARED  TO  MORGAN  STANLEY  CAPITAL  INTERNATIONAL  (MSCI)  EAFE
INDEX(1)
----------------------------------------------------

                                              TOTAL RETURNS(2)
                            ----------------------------------------------------
                                                    AVERAGE
                                                    ANNUAL      AVERAGE ANNUAL
                               YTD     ONE YEAR   FIVE YEARS    SINCE INCEPTION
                            ---------  ---------  -----------  -----------------
PORTFOLIO--CLASS A........       0.26%      5.12%       9.86%           8.33%
PORTFOLIO--CLASS B(3).....       0.18       4.91          NA            1.74
INDEX.....................      -1.57       1.46       10.57            8.44

1. The MSCI EAFE Index is an unmanaged index of common stocks and includes Europe, Australasia and the Far East (includes dividends net of withholding taxes).
2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.
3.  The Portfolio began offering Class B shares on January 2, 1996.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------

THE COUNTRY SPECIFIC PERFORMANCE RESULTS PROVIDED ARE AS MEASURED BY THE MSCI EAFE INDEX AND ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

Though we began the year with concerns that the European and Asian markets might pullback with a U.S. sell off, the U.S. market powered to new highs in January and European bourses followed. Not wanting to fight against a strongly trending market, we increased our portfolio weighting in the U.K. and core Europe in mid-January. This move added to portfolio returns as European equities generally shrugged off the rise in global bond yields to end the quarter at new highs. Asia, was not so fortunate, with Asia Ex-Japan losing 4.9% for the quarter and Japan down -11.8%. Our 30% position in Japan, though neutral to the benchmark, hurt absolute portfolio returns, although the sector tilt out of banks added significant relative outperformance. (for the first quarter of 1997, our Japan ex-banks portfolio outperformed the standard Japan basket by nearly 300 basis points.) We moved to an underweight in Hong Kong in mid-February, but portfolio positions in Hong Kong and Singapore detracted from quarterly returns. Hong Kong sold off sharply in March on profit taking and on property and higher interest rate fears; Singapore detracted from returns on slower than expected exports and a 25 basis point rise in short term rates. For the quarter, the Emerging Markets positions of Indonesia, Korea, and Thailand all detracted from returns.

Currently, the Portfolio has modest underweights in Europe and Asia (56% and 8% respectively), a neutral position in Japan ex-banks (30%), 1% each in Indonesia, Korea and Thailand, and 3% in cash. Currency hedges remain in place with 45% hedges out of the deutsche mark bloc, 70% out of the Swiss franc and 45% out of the Japanese yen. We believe the bull market in the dollar will continue, for the sake of the Japanese economy, EMU and all those unemployed Europeans. Japanese investment portfolio flows should also weaken the yen although, the Japanese trade surplus will put a cap on dollar/yen strength.

JAPAN

The Japanese market proved a major disappointment for us in the quarter. In February, we were encouraged by indications that real estate was bottoming and by the government's efforts to speed up financial market reform despite protestations from the Ministry of Finance. We were intrigued by rumors that foreign financial institutions would be allowed to invest in Japanese banks, by legislation to allow for the consolidation of holding company balance sheets, and by the securitization of real estate. Instead, recent policy decisions (e.g. Nippon Credit Bank) have been disappointingly backward-looking--partially reinstating the bank "convoy" system and allowing banks to retire from international operations (and hence BIS requirements) rather than face dissolution. As long as the authorities fail to confront the problem head on, we believe the "Japan premium" will exist, continuing to depress financial markets. And unfortunately, time is running out. The rise in U.S. interest rates strengthens the hand of those in the Bank of Japan who favor an interest rate hike, and the weak yen is reviving trade tensions. On the positive side, after seven years of recession in asset price-related sectors, we believe the economy is growing faster than the consensus thinks, return on equity is improving and corporate margins have come off depressed levels. The need to compete continues to suppress costs, the market looks oversold and domestic buying appears to be picking up. We continue to watch Japanese policy closely and remain negative on the banks.

EUROPE

News on EMU was mixed during the quarter, as slow German growth and Finance Minister Waigel's intransigence on the 3% deficit target raised fears about an EMU delay. However, inflation news was better than expected in both Italy and Spain, business surveys and hard data on German output came in above expectations, and by early April the dollar had resumed its strengthening. We believe that the original, limited EMU will begin on time, provided the core European economies can generate sufficient growth in the interim. The European cyclical growth case is strongly supported by extremely favorable monetary conditions and weakening currencies. Currency devaluations will aid European exports and in effect Europe will transfer some of its deflation and unemployment to the dollar-bloc countries.

ASIA

Asia, with its now somewhat ill-fated peg to the U.S. dollar, is a recipient of some of this European and Japanese deflation. Both the need to keep interest rates high and the competitiveness of the yen are slowing exports and hurting current account balances. We estimate that Asian growth will slow from the 8% pace of 1990-1996 to 5-6%, but that the region's higher savings and investment rates will inevitably pay off. Trade flows both within Asia and externally are beginning to improve and foreign direct investment remains strong. Inflation rates are generally falling as the economies cool off and interest rates should ease once the fears of significantly higher U.S. rates subside. Singapore is currently trading at undemanding valuations and exports are likely to recover in the second half of 1997. At some point, we will look to increase our Hong Kong allocation as it enters a new phase in the business cycle and comes out of its earnings downturn. Demand in the local economy will be stimulated by easier monetary and business conditions in China, and we suspect Hong Kong will become a favored and more accessible destination for People's Republic of China-based businesses in the year or two following the handover. This stimulus should support many key sectors of the stock market, including banking and property.

Barton M. Biggs
PORTFOLIO MANAGER

Madhav Dhar
PORTFOLIO MANAGER

Francine J. Bovich
PORTFOLIO MANAGER

Ann D. Thivierge
PORTFOLIO MANAGER

April 1997

INVESTMENTS (UNAUDITED)
----------
MARCH 31, 1997

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
COMMON STOCKS (97.8%)
  AUSTRALIA (1.9%)
         15,900    Amcor Ltd.                           $     102
          8,600    Australian Gas Light Co. Ltd.               49
         23,400    Australian National Industries
                    Ltd.                                       26
         29,813    Boral Ltd.                                  89
          5,800    Brambles Industries Ltd.                    95
         45,523    Broken Hill Proprietary Co., Ltd.          607
         13,597    Burns, Philip & Co., Ltd.                   23
         12,276    Coca Cola Amatil Ltd.                      117
         26,147    Coles Myer Ltd.                            123
          7,800    CRA Ltd.                                   115
         13,700    Crown Ltd.                                  23
         26,800    CSR Ltd.                                   103
         45,600    Fosters Brewing Corp.                       94
         14,807    Gio Australia Holdings Ltd.                 43
         29,532    Goodman Fielder Ltd.                        38
          8,100    ICI Australia Ltd.                          73
          6,100    Leighton Holdings Ltd.                      26
          6,600    Lend Lease Corp., Ltd.                     113
         40,461    MIM Holdings Ltd.                           54
         33,040    National Australia Bank Ltd.               418
          7,137    Newcrest Mining Ltd.                        23
         45,416    News Corp., Ltd.                           212
         40,791    Normandy Mining Ltd.                        55
         18,965    North Ltd.                                  62
         21,700    Pacific Dunlop Ltd.                         58
         23,000    Pioneer International Ltd.                  79
          5,500    Plutonic Resources Ltd.                     21
          4,703    Renison Goldfields Consolidated
                    Ltd.                                       18
         14,600    Santos Ltd.                                 58
          5,000    Smith (Howard) Ltd.                         41
          3,000    Sons of Gwalia Ltd.                         15
         15,154    Southcorp Holdings Ltd.                     51
          7,900    TABCORP Holdings Ltd.                       36
         23,775    WMC Ltd.                                   150
          1,067    Westfield Trust (New)                        2
         41,300    Westpac Banking Corp.                      240
                                                        ---------
                                                            3,452
                                                        ---------
  FRANCE (9.1%)
          1,358    Accor S.A.                                 198
          3,010    Air Liquide                                477
          5,739    Alcatel Alsthom                            693
          7,977    AXA S.A.                                   529
          8,223    Banque Nationale de Paris                  366
          1,525    BIC Corp.                                  232
          1,413    Bouygues                                   141
          1,039    Canal Plus                                 205
          1,575    Carrefour S.A.                             979
          3,650    Casino Guichard-Perrachon                  172

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
          1,036    Cie Bancaire S.A.                    $     137
          3,989    Cie de Saint Gobain                        605
          7,213    Cie de Suez, S.A.                          374
          4,311    Cie Financiere de Paribas S.A.,
                    Class A                                   301
          4,333    Cie Generale des Eaux                      590
         12,000    Elf Aquitaine S.A.                       1,233
          1,525    Eridania Beghin-Say S.A.                   240
            475    Essilor International                      139
          3,333    Groupe Danone                              530
          2,721    Havas S.A.                                 203
          1,430    L'air Liquide                              226
          2,835    L'OREAL                                    994
          4,000    LVMH Moet Hennessy Louis Vuitton           973
          4,692    Lafarge S.A.                               326
          1,305    Legrand                                    236
          2,539    Lyonnaise des Eaux                         260
          6,964    Michelin Compagnie Generale des
                    Establissements, Class B                  415
          2,750    Pernod Ricard                              155
          2,550    Peugeot Citroen S.A.                       291
            905    Pinault-Printemps S.A.                     390
            820    Promodes                                   278
         14,247    Rhone-Poulenc S.A., Class A                483
            105    Sagem                                       59
            435    Saint Louis                                111
          4,376    Sanofi S.A.                                429
          6,241    Schneider S.A.                             358
             58    Simco (New)                                  6
          1,425    Simco S.A. (RFD)                           140
            175    Societe Eurafrance S.A.                     83
          3,424    Societe Generale                           401
            300    Sodexho S.A.                               155
          5,596    Thomson CSF                                189
          9,954    Total S.A., Class B                        863
         13,854    UAP (Compagnie)                            366
         11,900    Usinor Sacilor                             195
                                                        ---------
                                                           16,726
                                                        ---------
  GERMANY (10.2%)
          1,900    Adidas AG                                  214
          1,800    AGIV AG                                     33
            900    Allianz AG                               1,853
            150    AMB Aachener & Muenchener
                    Beteiligungs AG                           129
         21,900    BASF AG                                    839
         27,950    Bayer AG                                 1,176
          9,400    Bayerische Hypotheken Bank AG              329
          9,800    Bayerische Vereinsbank AG                  404
          3,250    Beiersdorf AG                              170
          1,900    Bilfinger & Berger Bau AG                   75

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  GERMANY (CONTINUED)
            300    Brau Und Brunnen AG                  $      24
          1,050    CKAG Colonia Konzern AG                     99
          3,700    Continential AG                             83
         19,000    Daimler-Benz AG                          1,533
            350    Degussa AG                                 149
         18,900    Deutsche Bank AG                         1,071
         80,056    Deutsche Telekom AG                      1,848
         16,550    Dresdner Bank AG                           589
          1,800    Heidelberger Zement AG                     159
          3,450    Hochtief AG                                145
            350    Karstadt AG                                121
          2,400    Kloeckner-Humboldt-Deutz AG                 22
            350    Linde AG                                   246
         14,350    Lufthansa AG                               207
            500    MAN AG                                     143
          1,350    Mannesmann AG                              516
          6,000    Merck KGaA                                 246
          3,815    Metro AG                                   392
            309    Muenchener Rueck AG (Registered)           802
            650    Preussag AG                                176
         12,550    RWE AG                                     561
          2,250    SAP AG                                     383
          2,700    Schering AG                                273
         21,250    Siemens AG                               1,144
            100    STRABAG AG                                  10
          1,450    Thyssen AG                                 329
         18,600    VEBA AG                                  1,068
          1,050    Viag AG                                    498
            256    Viag AG (RFD)                              119
          1,150    Volkswagen AG                              634
                                                        ---------
                                                           18,812
                                                        ---------
  HONG KONG (1.9%)
          8,000    Applied International Holdings               1
         18,382    Bank of East Asia Ltd.                      62
         57,000    Cathay Pacific Airways Ltd.                 85
         43,000    Cheung Kong Holdings Ltd.                  379
         36,000    China Light & Power Co., Ltd.              158
         31,985    Chinese Estates Holdings                    32
         12,400    Giordano Holdings Ltd.                       8
         24,000    Hang Lung Development Co.                   44
         37,500    Hang Seng Bank Ltd.                        387
          3,600    Hong Kong Aircraft Engineering
                    Co., Ltd.                                  11
         54,400    Hong Kong & China Gas Co., Ltd.            102
         25,082    Hong Kong & Shanghai Hotels Ltd.            40
        211,468    Hong Kong Telecommunications Ltd.          362
         84,198    Hopewell Holdings Ltd.                      45
         66,000    Hutchison Whampoa Ltd.                     496
         21,000    Hysan Development Co., Ltd.                 63
          8,000    Johnson Electric Holdings Ltd.              20
         11,000    Miramar Hotel & Investment Ltd.             20
         30,263    New World Development Co., Ltd.            163
         27,000    Oriental Press Group Ltd.                   11
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
          7,700    Peregrine Investment Holdings Ltd.   $      12
         31,240    Shangri-La Asia Ltd.                        36
         32,000    Shun Tak Holdings Ltd.                      21
         36,000    South China Morning Post Holdings
                    Ltd.                                       31
         20,300    Stelux Holdings International Ltd.           4
         44,000    Sun Hung Kai Properties Ltd.               466
         30,500    Swire Pacific Ltd., Class A                240
          8,000    Television Broadcasts Ltd.                  33
         42,000    Wharf Holdings Ltd.                        161
          2,960    Wing Lung Bank Ltd.                         20
          7,000    Winsor Industrial Corp., Ltd.                2
                                                        ---------
                                                            3,515
                                                        ---------
  INDONESIA (0.9%)
         30,500    Astra International (Foreign)               99
          7,000    Bank Bali (Foreign)                         17
         31,000    Bank Dagang Nasional (Foreign)              31
        115,500    Bank International Indonesia
                    (Foreign)                                  88
         53,000    Barito Pacific Timber (Foreign)             46
         28,500    Ciputra Development (Foreign)               26
         60,000    Gadjah Tunggal (Foreign)                    27
         68,000    Gudang Garam (Foreign)                     297
         94,500    Indah Kiat Pulp & Paper Corp.
                    (Foreign)                                  70
         91,500    Indocement Tunggal Prakarsa
                    (Foreign)                                 130
         23,500    Indorama Synthetics (Foreign)               19
         36,500    Jakarta International Hotel &
                    Development (Foreign)                      32
         12,500    Kabel Indonesia (Foreign)                    5
         16,500    Kalbe Farma (Foreign)                       19
         31,500    Lippo Bank                                  31
         17,500    Matahari Putra Prima (Foreign)              26
         30,000    Mayora Indah                                11
          5,000    Modern Photo Film Co. (Foreign)             17
         50,000    Mulia Industrindo (Foreign)                 34
         83,500    Polysindo Eka Perkasa (Foreign)             45
         37,500    Putra Surya Perkasa (Foreign)               37
          5,500    Semen Cibinong (Foreign)                    17
        350,500    Telekomunikasi Indonesia (Foreign)         536
          2,500    Unilever Indonesia                          50
                                                        ---------
                                                            1,710
                                                        ---------
  ITALY (4.0%)
         38,512    Assicurazioni Generali S.p.A               674
         56,700    Banca Commerciale Italiana                 114
         22,300    Banco Ambrosiano Veneto S.p.A.              51
          9,600    Benetton Group S.p.A.                      119
          6,500    Cartiere Burgo                              34
        111,000    Credito Italiano                           158
         30,000    Edison S.p.A.                              160
        350,000    ENI S.p.A.                               1,779
          4,800    Falck Acciaierie & Ferriere
                    Lombarde                                   23

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  ITALY (CONTINUED)
        139,500    Fiat S.p.A.                          $     443
         34,800    Fiat S.p.A. Di Risp (NCS)                   63
         11,500    Impregilo S.p.A.                             9
         38,000    Istituto Bancario San Paolo                256
         27,450    Istituto Mobiliare Italiano S.p.A.         239
        171,900    Istituto Nazionale delle
                    Assicurazioni                             231
          6,300    Italcementi                                 16
         11,850    Italcementi Di Risp                         67
         27,800    Italgas                                     93
         18,900    Magneti Marelli S.p.A.                      26
         53,500    Mediaset S.p.A.                            216
         20,000    Mediobanca S.p.A.                          126
        185,574    Montedison S.p.A.                          125
         41,900    Montedison S.p.A. Di Risp (NCS)             27
        153,250    Olivetti S.p.A.                             55
         61,920    Parmalat Finanziaria S.p.A.                 86
         78,000    Pirelli S.p.A.                             170
         14,265    R.A.S. S.p.A.                              128
         11,000    Rinascente                                  58
          2,200    Saffa S.p.A.                                 5
          5,900    SAI                                         48
          5,900    Sasib S.p.A.                                17
         12,000    Sirti S.p.A.                                74
         28,000    Snia BPD S.p.A.                             29
        293,900    Telecom Italia Mobile S.p.A.               846
        285,500    Telecom Italia S.p.A.                      714
         70,500    Telecom Italia S.p.A. Di Risp
                    (NCS)                                     150
                                                        ---------
                                                            7,429
                                                        ---------
  JAPAN (30.1%)
          4,290    Advantest Corp.                            217
         60,000    Ajinomoto Co.                              479
         30,000    Aoki Corp.                                  39
          4,000    Aoyama Trading Co.                          93
         41,000    Asahi Bank Ltd.                            258
         30,000    Asahi Breweries Ltd.                       296
         91,000    Asahi Chemical Industry Co., Ltd.          474
         86,000    Asahi Glass Co., Ltd.                      772
         30,000    Bridgestone Co.                            563
         37,000    Canon, Inc.                                793
         18,000    Casio Computer Co.                         126
         20,000    Chiba Bank                                 115
         12,000    Chiyoda Corp.                               40
         30,000    Chugai Pharmaceuticals Co.                 235
         60,000    Dai Nippon Printing Co., Ltd.            1,005
         41,000    Daiei, Inc.                                226
         30,000    Daikin Industries Ltd.                     224
         30,000    Daiwa House Industry                       349
         60,000    Daiwa Securities Co., Ltd.                 433
         37,000    Denso Corp.                                727
            178    East Japan Railway Co.                     727
         20,000    Ebara Corp.                                241
         12,900    Fanuc                                      396
         48,000    Fuji Bank                                  555
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
         23,000    Fuji Photo Film Ltd.                 $     757
         78,000    Fujitsu Ltd.                               795
         49,000    Furukawa Electric Co.                      217
         41,000    Hankyu Corp.                               191
         30,000    Hazama Corp.                                52
        150,000    Hitachi Ltd.                             1,335
         47,000    Honda Motor Co.                          1,403
         40,000    Industrial Bank of Japan                   408
         19,000    Ito-Yokado Co., Ltd.                       845
        121,000    Japan Airlines Co.                         495
         76,000    Japan Energy Corp.                         183
         14,000    Joyo Bank                                   72
         24,000    Jusco Co., Ltd.                            660
         60,000    Kajima Corp.                               280
         40,200    Kansai Electric Power Co.                  706
         55,000    Kao Corp.                                  601
        155,000    Kawasaki Steel Corp.                       451
         72,000    Kinki Nippon Railway                       429
         60,000    Kirin Brewery Co., Ltd.                    495
         60,000    Komatsu Ltd.                               439
         91,000    Kubota Corp.                               379
         60,000    Kumagai Gumi Co.                            90
          9,000    Kyocera Corp.                              511
         30,000    Kyowa Hakko Kogyo                          180
         91,000    Marubeni Corp.                             353
         19,000    Marui Co., Ltd.                            275
         91,000    Matsushita Electric Industries
                    Ltd.                                    1,421
         91,000    Mitsubishi Chemical Corp.                  276
         84,000    Mitsubishi Corp.                           747
        106,000    Mitsubishi Electric Corp.                  596
         65,000    Mitsubishi Estate Co., Ltd.                694
        165,000    Mitsubishi Heavy Industries Ltd.         1,074
         61,000    Mitsubishi Materials Corp.                 213
         23,000    Mitsubishi Trust & Banking Co.             229
         91,000    Mitsui & Co.                               668
         60,000    Mitsui Engineering & Shipbuilding          102
         49,000    Mitsui Fudosan Co.                         507
         34,000    Mitsukoshi Ltd.                            185
         11,000    Murata Manufacturing Co., Ltd.             395
         72,000    NEC Corp.                                  815
         30,000    NGK Insulators                             257
        176,000    NKK Corp.                                  370
         54,000    Nippon Express Co., Ltd.                   360
         30,000    Nippon Fire & Marine Insurance Co.         141
         29,000    Nippon Light Metal Co.                      90
         30,000    Nippon Meat Packers, Inc.                  311
         91,000    Nippon Oil Co.                             368
        335,000    Nippon Steel Co.                           921
         91,000    Nippon Yusen Kabushiki Kaisha              322
        115,000    Nissan Motor Co.                           693
         77,000    Nomura Securities Co., Ltd.                853
         35,000    Odakyu Electric Railway Corp.              179
         60,000    Oji Paper Co., Ltd. (New)                  302

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  JAPAN (CONTINUED)
        134,000    Osaka Gas Co.                        $     324
         30,000    Penta-Ocean Construction                    97
         10,000    Pioneer Electric Corp.                     163
          3,000    Rohm Co.                                   221
         63,000    Sakura Bank                                353
         30,000    Sankyo Co., Ltd.                           827
         91,000    Sanyo Electric Co., Ltd.                   344
          7,000    Secom Co., Ltd.                            393
          5,900    Sega Enterprises                           148
         30,000    Sekisui House Ltd.                         294
         60,000    Sharp Corp.                                713
          9,000    Shimano, Inc.                              146
         43,000    Shimizu Corp.                              238
         13,000    Shin-Etsu Chemical Co.                     247
         13,000    Shiseido Co., Ltd.                         168
         17,000    Shizuoka Bank                              149
         60,000    Showa Denko                                127
         13,500    Sony Corp.                                 945
         50,000    Sumitomo Bank                              594
        121,000    Sumitomo Chemical Co.                      473
         60,000    Sumitomo Corp.                             427
         40,000    Sumitomo Electric                          544
         12,000    Sumitomo Forestry Co., Ltd.                131
         29,000    Sumitomo Metal & Mining Co.                175
        211,000    Sumitomo Metal Industries                  478
         30,000    Sumitomo Osaka Cement Co., Ltd.             76
         60,000    Taisei Corp., Ltd.                         233
         47,000    Takeda Chemical                            985
         60,000    Teijin Ltd.                                230
         76,000    The Bank of Tokyo-Mitsubushi             1,186
         42,000    Tobu Railway Co.                           186
         21,600    Tohoku Electric Power                      353
         39,000    Tokai Bank                                 304
         91,000    Tokio Marine & Fire Insurance Co.          927
         14,000    Tokyo Dome Corp.                           177
         56,000    Tokyo Electric Power Co.                 1,019
          4,400    Tokyo Electron Ltd.                        146
        121,000    Tokyo Gas Co.                              303
         54,000    Tokyu Corp.                                254
         41,000    Toppan Printing Co., Ltd.                  478
         91,000    Toray Industries, Inc.                     529
         33,000    Toto Ltd.                                  294
         60,000    Toyoba Co.                                 141
        140,000    Toyota Motor Corp.                       3,544
         60,000    Ube Industries Ltd.                        151
         60,000    Yamaichi Securities Co.                    187
         25,000    Yasuda Trust & Banking Co.                  70
                                                        ---------
                                                           55,566
                                                        ---------
  KOREA (0.8%)
          5,770    Cho Hung Bank Co., Ltd. (Foreign)           30
          5,170    Commercial Bank of Korea                    25
          4,000    Daewoo Corp.                                26
         12,520    Daewoo Heavy Industries                     63
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
          1,730    Daewoo Securities Co.                $      17
          1,270    Dong-Ah Construction Industrial
                    Co.                                        26
          5,880    Hanil Bank                                  33
             34    Hyundai Engineering & Construction
                    Co. RFD                                     1
          1,740    Hyundai Engineering & Construction
                    Co. (Foreign)                              36
          1,420    Hyundai Motor Co., Ltd.                     42
         17,710    Korea Electric Power                       514
          5,310    Korea First Bank                            22
              3    Korea Mobile Telecommunications
                    Corp. RFD (Foreign)                         3
            130    Korea Mobile Telecommunications
                    Corp.                                     122
          2,730    LG Chemical Ltd.                            33
          3,310    Pohang Iron & Steel Co., Ltd.              212
          2,080    Samsung Corp.                               23
            870    Samsung Display Devices Co.                 38
          2,460    Samsung Electronics                        194
            340    Tong Yang Cement Co.                         6
          2,607    Yukong Ltd.                                 47
                                                        ---------
                                                            1,513
                                                        ---------
  NETHERLANDS (3.7%)
          7,774    ABN Amro Holdings N.V.                     535
          1,850    Akzo Nobel N.V.                            266
         15,600    Elsevier N.V.                              254
            950    Heineken N.V.                              166
         17,149    ING Groep N.V.                             676
          2,156    KLM Royal Dutch Airlines N.V.               64
          3,166    Koninklijke Ahold N.V.                     221
            750    Koninklijke Hoogovens N.V.                  37
          2,500    Koninklijke KNP BT N.V.                     53
         22,101    Koninklijke PTT Nederland N.V.             819
            550    Nedlloyd Groep N.V.                         14
          7,900    Philips Electronics N.V.                   369
         12,700    Royal Dutch Petroleum Co.                2,307
            721    Stork N.V.                                  31
          3,800    Unilever N.V.                              742
          1,668    Wolters Kluwer N.V.                        201
                                                        ---------
                                                            6,755
                                                        ---------
  SINGAPORE (2.4%)
         24,000    Amcol Holdings Ltd.                         --
         41,000    City Developments Ltd.                     363
         10,000    Cycle & Carriage Ltd.                      101
         49,000    DBS Land Ltd.                              168
         34,000    Development Bank of Singapore Ltd.
                    (Foreign)                                 395
         12,000    First Capital Corp. Ltd.                    33
         15,800    Fraser & Neave Ltd.                        129
         20,000    Hai Sun Hup Group Ltd.                      14
         24,000    Hotel Properties Ltd.                       41
         10,000    Inchcape Bhd                                35
          7,000    Jurong Shipyard Ltd.                        32

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  SINGAPORE (CONTINUED)
         27,000    Keppel Corp., Ltd.                   $     170
         21,000    Natsteel Ltd.                               51
         42,000    Neptune Orient Lines Ltd.
                    (Foreign)                                  34
         50,300    Oversea-Chinese Banking Corp.
                    (Foreign)                                 599
          7,000    Overseas Union Enterprise Ltd.              33
         16,000    Parkway Holdings Ltd.                       61
          5,000    Robinson & Co. Ltd.                         20
          8,600    Shangri-La Hotel Ltd.                       26
         65,000    Singapore Airlines Ltd. (Foreign)          522
         17,800    Singapore Press Holdings (Foreign)         324
         38,000    Singapore Technologies Industrial
                    Corp.                                      93
        314,000    Singapore Telecommunications Ltd.          652
         20,000    Straits Trading Co., Ltd.                   45
         75,000    United Industrial Corp., Ltd.               61
         46,000    United Overseas Bank Ltd.
                    (Foreign)                                 471
                                                        ---------
                                                            4,473
                                                        ---------
  SPAIN (3.4%)
            335    Acerinox S.A.                               47
             59    Aguas de Barcelona                           2
          2,030    Aguas de Barcelona (New)                    76
          6,100    Argentaria S.A.                            266
         10,169    Autopistas Concesionaria Espanola
                    S.A.                                      117
         10,400    Banco Bilbao Vizcaya S.A.
                    (Registered)                              632
          8,000    Banco Central Hispano Americano
                    S.A.                                      212
         10,000    Banco Santander S.A.                       690
            500    Corporacion Financiera Alba                 49
          1,700    Corporacion Mapfre                          88
            145    Corporacion Mapfre (New)                     8
          1,800    Dragados y Construccion S.A.                29
          1,550    Ebro Agricolas S.A.                         29
            650    ENCE S.A.                                    9
         15,800    Endesa S.A.                              1,021
          5,400    Ercros S.A.                                  4
          1,100    FASA Renault S.A.                           20
            450    Fomento Construction y Contractas
                    S.A.                                       39
          1,750    Gas Natural SDG S.A.                       383
         45,900    Iberdrola S.A.                             507
            700    Metro Vacesa                                25
            200    Portland Valderrivas S.A.                   13
         15,100    Repsol S.A.                                631
          1,200    Tabacalera S.A., Class A                    60
         44,700    Telefonica de Espana S.A.                1,081
          9,400    Union Electrica Fenosa S.A.                 77
          3,250    Uralita S.A.                                26
          1,767    Vallehermoso S.A.                           41
            750    Viscofan Envolturas Celulosicas
                    S.A.                                       13
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
            484    Zardoya Otis S.A.                    $      53
                                                        ---------
                                                            6,248
                                                        ---------
  SWEDEN (3.8%)
          3,950    ABB AB, Class A                            447
          2,300    AGA AB, Class A                             35
          6,500    AGA AB, Class B                             98
         27,800    Astra AB, Class A                        1,346
          9,150    Atlas Copco AB, Class A                    231
          2,600    Autoliv AB                                 112
          2,600    Diligentia AB                               30
          3,600    Electrolux AB, Series B                    229
         45,400    Ericsson LM, Class B                     1,604
          1,800    Esselte AB, Class A                         43
          2,000    Hennes & Mauritz AB, Class B               268
            400    Scancem AB, Class A                         16
          4,400    Securitas AB, Class B                      126
          5,600    Skandia Forsakrings AB                     177
         26,000    Skandinaviska Enskilda Banken,
                    Class A                                   288
          6,100    Skanska AB, Class B                        278
          6,000    S.K.F. AB, Class B                         158
         15,050    Stora Kopparbergs Bergslags
                    Aktiebolag, Class A                       214
          9,200    Svenska Cellulosa AB, Class B              207
         10,000    Svenska Handelsbanken, Class A             305
         23,200    Swedish Match AB                            83
          6,600    Trelleborg AB, Class B                     117
         19,250    Volvo AB, Class B                          516
                                                        ---------
                                                            6,928
                                                        ---------
  SWITZERLAND (4.2%)
            215    ABB AG                                     258
            415    Adecco S.A.                                135
            135    Alusuisse-Lonza Holdings Ltd.
                    (Registered)                              114
          4,250    CS Holding AG (Registered)                 510
             15    Georg Fischer AG (Bearer)                   18
            160    Holderbank Financiere Glarus AG
                    (Bearer)                                  123
            885    Nestle S.A. (Registered)                 1,036
          1,445    Novartis AG (Registered)                 1,793
             36    Roche Holding AG (Bearer)                  443
            156    Roche Holding AG (Registered)            1,349
             40    SGS Surveillance                            82
            120    SMH AG (Bearer)                             67
             90    Sulzer AG (Registered)                      59
          1,710    Swiss Bank Corp. (Registered)              365
            325    Swiss Reinsurance (Registered)             346
             80    SwissAir (Registered)                       71
            470    Union Bank of Switzerland (Bearer)         423
            550    Union Bank of Switzerland
                    (Registered)                               99
            145    Valora Holding                              32

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  SWITZERLAND (CONTINUED)
          1,060    Zuerich Versicherung (Registered)    $     334
                                                        ---------
                                                            7,657
                                                        ---------
  THAILAND (2.2%)
         21,500    Advanced Information Service PCL
                    (Foreign)                                 184
          3,200    Ban Pu Coal Co. Ltd. (Foreign)              48
         32,400    Bangchak Petroleum PCL (Foreign)            22
         41,400    Bangkok Bank PCL (Foreign)                 402
        126,809    Bangkok Metropolitan Bank PCL
                    (Foreign)                                  39
         42,275    Bank of Ayudhya PCL (Foreign)              106
         11,800    CMIC Finance & Securities PCL
                    (Foreign)                                   7
          3,600    CP Feedmill PCL (Foreign)                   10
          2,900    Castle Peak Holdings PCL                    14
         41,700    Dhana Siam Finance & Securities
                    PCL (Foreign)                              59
         27,400    General Finance & Securities PCL
                    (Foreign)                                  18
         32,100    Industrial Finance Corp. of
                    Thailand (Foreign)                         85
          3,300    International Broadcasting Corp.
                    Ltd.                                        3
          3,700    International Engineering Co.,
                    Ltd.                                       10
         22,900    Italian Thai Development PCL
                    (Foreign)                                  84
         20,700    Jasmine International PCL
                    (Foreign)                                  29
        127,500    Krung Thai Bank PCL (Foreign)              177
         10,000    Land & House Co., Ltd. (Foreign)            51
         15,600    NTS Steel Groups PCL                         3
         34,851    National Finance & Securities PCL
                    (Foreign)                                  47
         18,900    National Petrochemical PCL                  19
         19,200    National Petrochemical PCL
                    (Foreign)                                  20
         19,800    One Holding PCL (Foreign)                    2
         12,700    Padaeng Industry PCL                         5
         36,700    Phatra Thanakit PCL (Foreign)               66
          9,000    Phoenix Pulp & Paper PCL                    12
         44,600    PTT Exploration & Production PCL
                    (Foreign)                                 663
         34,500    Quality House PCL (Foreign)                 19
          1,700    Saha-Union PCL                               1
         46,900    Sahaviriya Steel Industry PCL
                    (Foreign)                                  16
          9,000    Shinawatra Computer Co. PCL                 72
         12,700    Shinawatra Computer Co. PCL
                    (Foreign)                                 107
         21,700    Shinawatra Satellite PCL (Foreign)          26
         10,400    Siam Cement PCL (Foreign)                  271
         37,300    Siam City Bank PCL (Foreign)                31
          7,300    Siam City Cement PCL                        43
          3,500    Siam City Cement PCL (Foreign)              21
         20,100    Siam Commercial Bank PCL (Foreign)         118
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
         20,000    TPI Polene PCL                       $      36
        204,100    TelecomAsia Corp. PCL (Foreign)            348
         41,600    Thai Airways International PCL
                    (Foreign)                                  71
         33,100    Thai Farmers Bank PCL (Foreign)            216
         26,500    Thai Military Bank PCL (Foreign)            44
          4,600    Thai Plastic & Chemical PCL                 16
         58,800    Thai Telephone &
                    Telecommunications Co. (Foreign)           49
          8,300    Tipco Asphalt PCL                           35
         14,800    United Communications Industry              96
         21,500    United Communications Industry PCL
                    (Foreign)                                 139
         15,900    Wattachak Co., Ltd.                          7
                                                        ---------
                                                            3,967
                                                        ---------
  UNITED KINGDOM (19.2%)
         48,300    Abbey National plc                         592
         25,600    Arjo Wiggins Appleton plc                   84
         19,000    Associated British Foods plc               171
         60,435    Barclays plc                             1,015
         40,200    Bass plc                                   539
        111,935    BAT Industries plc                         955
        154,000    BG plc                                     412
         25,554    BICC plc                                   113
         47,110    Blue Circle Industries plc                 322
         23,170    BOC Group plc                              364
         38,100    Boots Co. plc                              423
         23,500    BPB Industries plc                         129
         18,175    British Aerospace plc                      408
         40,625    British Airways plc                        438
        199,505    British Petroleum Co. plc                2,319
         57,900    British Sky Broadcasting plc               592
         71,800    British Steel plc                          192
        206,200    British Telecommunications plc           1,511
        148,005    BTR plc                                    649
         10,726    Burmah Castrol plc                         180
         88,972    Cable & Wireless plc                       722
         39,980    Cadbury Schweppes plc                      355
         29,600    Caradon plc                                122
        154,000    Centrica plc                               161
         32,343    Coats Viyella plc                           72
         23,696    Commercial Union plc                       262
         17,200    Courtaulds plc                             102
          5,116    De La Rue Co. plc                           46
         17,794    EMI Group plc                              326
         18,272    Energy Group plc                           153
         20,215    GKN plc                                    333
        101,600    General Electric plc                       624
        113,800    Glaxo Wellcome plc                       2,090
         25,812    Granada Group plc                          390
         75,472    Grand Metropolitan plc                     610
         42,500    Great Universal Stores plc                 467
         29,763    Guardian Royal Exchange plc                138
         78,100    Guinness plc                               661

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
  UNITED KINGDOM (CONTINUED)
         78,988    HSBC Holdings plc                    $   1,867
         22,840    Hanson plc                                 107
         45,800    Harrisons & Crosfield plc                   97
         30,300    Imperial Chemical Industries plc           347
         42,719    Ladbroke Group plc                         158
         28,300    Land Securities plc                        360
         29,100    Lasmo plc                                  114
         44,000    Legal & General Group plc                  282
        193,000    Lloyds TSB Group plc                     1,586
         29,996    Lonrho plc                                  72
         21,500    MEPC plc                                   169
        122,200    Marks and Spencer plc                      980
         50,800    National Power plc                         407
         27,800    Peninsular & Oriental Steam
                    Navigation Co. plc                        283
         54,320    Pilkington plc                             107
         70,762    Prudential Corp. plc                       660
         12,100    RMC Group plc                              194
         41,999    RTZ Corp. plc                              666
         30,100    Rank Group plc                             209
         21,216    Redland plc                                126
         25,300    Reed International plc                     466
         60,200    Reuters Holdings plc                       613
         20,200    Rexam plc                                  116
         49,928    Royal & Sun Alliance Insurance
                    Group plc                                 367
         19,170    Royal Bank of Scotland Group plc           169
         30,627    Safeway plc                                180
         55,423    Sainsbury (J) plc                          309
          7,600    Schroders plc                              198
         33,830    Scottish Power plc                         197
         70,000    Sears plc                                   84
         20,000    Sedgwick Group plc                          39
         16,100    Slough Estates plc                          72
         87,598    Smithkline Beecham plc                   1,301
         18,738    Southern Electric plc                      120
         51,007    Tarmac plc                                  82
         26,916    Taylor Woodrow plc                          82
         68,120    Tesco plc                                  392
         25,852    Thames Water plc                           282
         18,450    Thorn plc                                   51
         18,817    TI Group plc                               172
         24,000    Unilever plc                               638
         24,586    United Utilities plc                       254
        115,056    Vodafone Group plc                         527
         31,800    Zeneca Group plc                           922
                                                        ---------
                                                           35,466
                                                        ---------
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
TOTAL COMMON STOCKS (Cost $178,251)                     $ 180,217
                                                        ---------
PREFERRED STOCKS (0.4%)
  AUSTRALIA (0.1%)
         35,071    News Corp., Ltd.                           137
                                                        ---------
  GERMANY (0.3%)
          8,550    RWE AG                                     309
          1,550    SAP AG                                     265
                                                        ---------
                                                              574
                                                        ---------
  ITALY (0.0%)
         44,000    Fiat S.p.A..                                74
                                                        ---------
TOTAL PREFERRED STOCKS (Cost $740)                            785
                                                        ---------
    NO. OF
    RIGHTS
---------------
RIGHTS (0.0%)
  AUSTRALIA (0.0%)
          2,283    Crown Ltd., expiring 4/21/97                 1
                                                        ---------
TOTAL RIGHTS (Cost $0)                                          1
                                                        ---------
    NO. OF
   WARRANTS
---------------
WARRANTS (0.0%)
  FRANCE (0.0%)
            620    Casino Guichard-Perrachon,
                    expiring 12/31/99                           8
                                                        ---------
  HONG KONG (0.0%)
          4,400    Applied International Holdings,
                    expiring 12/30/99                          --
         13,700    Hong Kong & China Gas Co., Ltd.,
                    expiring 9/30/97                            6
          8,582    Hong Kong & Shanghai Hotels,
                    expiring 10/12/98                           2
          2,300    Hysan Development Co., Ltd.,
                    expiring 4/30/98                            1
         11,500    Oriental Press Group Ltd.,
                    expiring 10/02/98                           1
          1,750    Peregrine Investment Holdings
                    Ltd., expiring 5/15/98                     --
         12,800    Stelux Holdings International
                    Ltd., expiring 2/28/98                      1
                                                        ---------
                                                               11
                                                        ---------
  ITALY (0.0%)
          2,950    R.A.S. S.p.A, expiring 12/31/97              8
          1,550    R.A.S. S.p.A. Saving Shares,
                    expiring 12/31/97                           3

    NO. OF                                                VALUE
   WARRANTS                                               (000)
---------------                                         ---------
  ITALY (CONTINUED)
          1,050    Rinascente S.p.A., expiring
                    12/31/99                            $      --
                                                        ---------
                                                               11
                                                        ---------
  SINGAPORE (0.0%)
         11,750    Keppel Land Ltd., expiring
                    12/12/00                                   12
                                                        ---------
  SWITZERLAND (0.0%)
            112    Roche Holding, expiring 5/05/98              7
                                                        ---------
  THAILAND (0.0%)
          6,349    National Finance & Securities PCL,
                    expiring 11/15/99                           3
          1,980    One Holding PCL, expiring 10/14/01          --
                                                        ---------
                                                                3
                                                        ---------
TOTAL WARRANTS (Cost $10)                                      52
                                                        ---------
    NO. OF
     UNITS
---------------
UNITS (0.1%)
  AUSTRALIA (0.1%)
         29,821    General Property Trust                      56
         29,948    Westfield Trust                             56
                                                        ---------
TOTAL UNITS (Cost $105)                                       112
                                                        ---------
     FACE
    AMOUNT
---------------
CONVERTIBLE DEBENTURE (0.0%)
  FRANCE (0.0%)
      FRF    60    Sanofi 4.00%, 1/01/00 (Cost $38)            64
                                                        ---------
TOTAL CONVERTIBLE DEBENTURE (Cost $38)                         64
                                                        ---------
FIXED INCOME SECURITY (0.0%)
  FRANCE (0.0%)
             62    Casino Guichard-Perrachon, Series
                    XW, 4.50%, 7/12/01                         29
                                                        ---------
TOTAL FIXED INCOME SECURITY (Cost $27)                         29
                                                        ---------
TOTAL FOREIGN SECURITIES (98.3%) (Cost $179,171)          181,260
                                                        ---------
SHORT-TERM INVESTMENTS (0.8%)
  REPURCHASE AGREEMENT (0.8%)
          1,555    Chase Securities, Inc. 6.00%,
                    dated 3/31/97, due 4/01/97, to be
                    repurchased at $1,555
                    collateralized by U.S. Treasury
                    Bonds, 7.50%, due 11/15/16,
                    valued at $1,592 (Cost $1,555)          1,555
                                                        ---------

    AMOUNT                                                VALUE
     (000)                                                (000)
---------------                                         ---------
FOREIGN CURRENCY (0.3%)
       AUD    1    Australian Dollar                     $      1
      ATS    23    Austrian Schilling                           2
      BEF    15    Belgian Franc                               --
      BRL    17    Brazilian Real                              16
      GBP    43    British Pound                               71
       DEM   49    Deutsche Mark                               29
      FRF    97    French Franc                                17
       HKD   51    Hong Kong Dollar                             7
     ITL  7,252    Italian Lira                                 4
     JPY     24    Japanese Yen                                --
       MYR   22    Malaysian Ringgit                            9
       NLG   81    Netherlands Guilder                         43
      SGD     4    Singapore Dollar                             3
      KRW 4,740    South Korean Won                             5
     ESP  1,622    Spanish Peseta                              12
      SEK 1,178    Swedish Krona                              156
      CHF   150    Swiss Franc                                104
      THB    18    Thai Baht                                    1
                                                        ---------
TOTAL FOREIGN CURRENCY (Cost $334)                            480
                                                        ---------
TOTAL INVESTMENTS (99.4%) (Cost $181,060)                 183,295
                                                        ---------
OTHER ASSETS AND LIABILITIES (0.6%)
 Other Assets                                             116,299
 Liabilities                                             (115,248)
                                                        ---------
                                                            1,051
                                                        ---------
NET ASSETS (100%)                                       $ 184,346
                                                        ---------
                                                        ---------
CLASS A:
NET ASSETS                                               $184,320
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 16,064,759 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)             $11.47
CLASS B:
NET ASSETS                                                    $26
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 2,243 outstanding $0.001 par value
  shares (authorized 500,000,000 shares)                   $11.46

----------------------------------
NCS -- Non Convertible Shares
PCL -- Public Company Limited
RFD -- Ranked for Dividend

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